Commitments and Contingences	12 Months Ended
Dec. 31, 2010
Commitments and Contingences [Abstract]
Commitments and contingences
18. Commitments and contingences:
     We have non-cancelable operating lease commitments for equipment and office space. These commitments for the next five years and thereafter are as follows at December 31, 2010:

2011	$27,287
2012	21,624
2013	17,538
2014	10,487
2015	4,954
Thereafter	11,055

$92,945

     We expensed operating lease payments totaling $31,184, $25,029 and $22,373 for the years ended December 31, 2010, 2009 and 2008, respectively.